Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Financial Risk Management
Schedule of expected cash flows for non-derivative financial liabilities

	Weighted-
	average
	effective	Less
	interest	than 1
	rate	month	1-3 months	3-12 months	1-5 years	5+ years	Total
December 31, 2019
Trade accounts payable		13,588	2,982	60	—	—	16,630
Due to related parties		—	5,642	—	—	—	5,642
Other payables and accruals*		8,549	9,454	4,027	—	—	22,030
Other non-current liabilities*		—	—	—	231	—	231
Lease liabilities		42	85	377	428	—	932
Variable interest loans	4.05%	14,131	23,500	120,116	1,098,128	288,587	1,544,462
Fixed interest loans**		—	78	477	516	—	1,071
Total		36,310	41,741	125,057	1,099,303	288,587	1,590,998
December 31, 2018
Trade accounts payable		7,543	34	33	16	—	7,626
Due to related parties		—	2,623	—	—	—	2,623
Other payables and accruals*		9,405	17,867	4,984	—	—	32,256
Other non-current liabilities*		—	—	—	264	—	264
Variable interest loans	4.76%	14,558	22,087	460,339	739,619	353,920	1,590,523
Fixed interest loans**		—	75	466	1,014	—	1,555
Total		31,506	42,686	465,822	740,913	353,920	1,634,847

*      Non-financial liabilities are excluded.

**    A commitment fee is charged at 1.0% on the available amount of the New Sponsor Credit Facility, 0.9% on the available amounts of the revolving credit facility of GAS-seven Ltd. and GAS-eight Ltd. and 0.7% on the available amount of the 2019 Partnership Facility.

Schedule of expected cash flows for derivative financial instruments

	Less
	than 1
	month	1-3 months	3-12 months	1-5 years	5+ years	Total
December 31, 2019
Interest rate swaps	12	(57)	(1,562)	(7,766)	—	(9,373)
Forward foreign exchange contracts	9	16	(32)	—	—	(7)
Total	21	(41)	(1,594)	(7,766)	—	(9,380)
December 31, 2018
Interest rate swaps	773	120	3,194	2,551	(104)	6,534
Forward foreign exchange contracts	103	197	256	—	—	556
Total	876	317	3,450	2,551	(104)	7,090

Summary of credit risk exposure

	As of
	December 31,
	2018	2019
Cash and cash equivalents	133,370	96,884
Short-term investments	10,000	—
Trade and other receivables	13,811	7,147
Derivative financial instruments, current and non-current portion	9,731	372